Summary of Business and Significant Accounting Policies - Schedule of Computer Hardware and Other Property - Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	3 years
Bottom of range [member] | Buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	10 years
Bottom of range [member] | Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	5 years
Top of range [member] | Buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	40 years
Top of range [member] | Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	7 years